Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, plant and equipment
10.	Property, plant and equipment

	Freehold land RMB’000	Leasehold buildings and improvements RMB’000	Construction in progress RMB’000	Plant and machinery RMB’000	Office furniture, fittings and equipment RMB’000	Motor and transport vehicles RMB’000	Total RMB’000
Cost
At January 1, 2020	14,836	2,376,090	1,037,035	5,285,022	195,154	112,501	9,020,638
Additions	—	16,273	487,725	20,617	14,066	16,166	554,847
Disposals	—	(4,664)	—	(260,996)	(3,604)	(4,742)	(274,006)
Transfers	—	75,264	(823,981)	741,218	7,323	176	—
Write-off	—	(9,759)	—	(53,917)	(8,983)	(912)	(73,571)
Translation difference	(744)	(3,825)	(63)	(459)	(866)	(131)	(6,088)

At December 31, 2020 and January 1, 2021	14,092	2,449,379	700,716	5,731,485	203,090	123,058	9,221,820
Additions	—	2,214	426,621	20,655	16,803	12,598	478,891
Disposals	—	(5,435)	—	(81,321)	(1,896)	(13,860)	(102,512)
Transfers	—	105,117	(721,753)	603,595	13,041	—	—
Write-off	—	(1,551)	—	(48,990)	(7,416)	(2,591)	(60,548)
Translation difference	(628)	(3,439)	(154)	(522)	(1,242)	(36)	(6,021)

At December 31, 2021	13,464	2,546,285	405,430	6,224,902	222,380	119,169	9,531,630

Accumulated depreciation and impairment
At January 1, 2020	513	848,803	—	3,739,750	151,710	69,418	4,810,194
Charge for the year	—	92,034	—	357,434	19,913	8,939	478,320 *
Disposals	—	(1,102)	—	(253,121)	(3,218)	(4,058)	(261,499)
Write-off	—	(4,660)	—	(51,910)	(8,719)	(865)	(66,154)
Impairment loss	—	—	—	3,920	—	—	3,920
Translation difference	(26)	(685)	—	(269)	(651)	(90)	(1,721)

At December 31, 2020 and January 1, 2021	487	934,390	—	3,795,804	159,035	73,344	4,963,060
Charge for the year	—	93,397	—	394,171	19,579	12,371	519,518 *
Disposals	—	(2,119)	—	(78,917)	(1,688)	(12,109)	(94,833)
Write-off	—	(1,432)	—	(48,366)	(7,280)	(2,336)	(59,414)
Impairment loss	—	—	—	7,227	—	—	7,227
Translation difference	(30)	(780)	—	(277)	(716)	(34)	(1,837)

At December 31, 2021	457	1,023,456	—	4,069,642	168,930	71,236	5,333,721

Net book value
At December 31, 2020	13,605	1,514,989	700,716	1,935,681	44,055	49,714	4,258,760

At December 31, 2021	13,007	1,522,829	405,430	2,155,260	53,450	47,933	4,197,909

US$’000	2,057	240,870	64,128	340,904	8,454	7,582	663,995

*
In 2021, RMB
26.1
million (US$
4.1
million) (2020: RMB
28.2
million) were capitalized as development costs. In 2021, RMB
0.6

million (US$
0.1

million) (2020: RMB
Nil)
were capitalized as capitalized contract cost.

An impairment loss of RMB 7.2 million (US$ 1.1 million) (2020: RMB 3.9 million; 2019: RMB 4.0 million) was charged to the consolidated statement of profit or loss under “Cost of sales” for the Group’s plant and equipment within the Yuchai segment. The impairment loss was due to assets that were not in use.